Stockholders’ Deficit (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Equity [Abstract]
Schedule of Warrant Activity

A summary of warrant activity for the period ended June 30, 2022 is presented below:

	Number of	Weighted Average Exercise	Weighted Average
Subject to Exercise	Warrants	Price	Life (Years)
Outstanding as of December 31, 2021	1,827,650	$6.30	4.79
Granted – 2022	-	-	-
Forfeited/Expired – 2022	-	-	-
Exercised – 2022	-	-	-
Outstanding as of June 30, 2022	1,827,650	$6.30	4.29

A summary of warrant activity for the years ended December 31, 2021 and 2020 are presented below:

Subject to Exercise	Number of Warrants	Weighted Average Exercise Price	Weighted Average Life (Years)
Outstanding as of December 31, 2019	204,855	$12.64	1.40
Granted – 2020	-	-	-
Forfeited/Expired – 2020	(113,014)	-	-
Exercised – 2020	-	-	-
Outstanding as of December 31, 2020	91,841	$14.88	0.34
Granted – 2021	1,827,650	6.30	5.00
Forfeited/Expired – 2021	(91,841)	-	-
Exercised – 2021	-	-	-
Outstanding as of December 31, 2021	1,827,650	$6.30	4.79

Schedule of Outstanding Vested and Unexercised Common Stock Warrants

As of June 30, 2022, the Company had outstanding vested and unexercised Common Stock Warrants as follows:

Date Issued	Exercise Price	Number of Warrants	Expiration date
October 2021	$6.30	1,737,023	October 13, 2026
October 2021	$6.30	90,627	October 13, 2026

Total outstanding warrants at June 30, 2022		1,827,650

As of December 31, 2021, the Company had outstanding vested and unexercised Common Stock Warrants as follows:

Date Issued	Exercise Price	Number of Warrants	Expiration date
October 2021	$6.30	1,737,023	October 13, 2026
October 2021	$6.30	90,627	October 13, 2026

Total outstanding warrants at December 31, 2021		1,827,650